Background, Organization, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Property and Investments	Other property and investments on Southwest’s and the Company’s Consolidated Balance Sheets includes:

	December 31,
(Thousands of dollars)	2022	2021
Net cash surrender value of COLI policies	$136,245	$149,947
Other property	33,152	3,146
Total Southwest Gas Corporation	169,397	153,093
Non-regulated property, equipment, and intangibles	1,677,218	1,616,392
Non-regulated accumulated provision for depreciation and amortization	(596,518)	(512,343)
Other property and investments	31,075	59,337
Total Southwest Gas Holdings, Inc.	$1,281,172	$1,316,479

Summary of Intangible Assets	Centuri’s intangible assets (other than goodwill) have finite lives and are associated with businesses previously acquired. The balances at December 31, 2022 and 2021, respectively, were as follows:

	December 31, 2022
(Thousands of dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$391,758	$(63,509)	$328,249
Trade names and trademarks	79,277	(12,278)	66,999
Total	$471,035	$(75,787)	$395,248

	December 31, 2021
Customer relationships	$393,834	$(42,886)	$350,948
Trade names and trademarks	79,650	(7,093)	72,557
Customer contracts backlog	4,500	(1,500)	3,000
Total	$477,984	$(51,479)	$426,505

Schedule of Estimated Future Amortization of Intangible Assets
The estimated future amortization of the intangible assets for the next five years and thereafter is as follows:

(Thousands of dollars)
2023	$26,690
2024	26,690
2025	26,678
2026	26,455
2027	26,088
Thereafter	262,647
Total	$395,248

Schedule of Goodwill
Goodwill in the Natural Gas Distribution and Utility Infrastructure Services segments is included in their respective Consolidated Balance Sheets as follows:

(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Total Company
Balance, December 31, 2020	$10,095	$335,089	$345,184
Additional goodwill from Riggs Distler acquisition	—	449,501	449,501
Foreign currency translation adjustment	—	468	468
Balance, December 31, 2021	10,095	785,058	$795,153
Additional goodwill from Graham County acquisition	1,060	—	1,060
Measurement-period adjustments from Riggs Distler acquisition	—	(1,924)	(1,924)
Foreign currency translation adjustment	—	(7,039)	(7,039)
Balance, December 31, 2022	$11,155	$776,095	$787,250

Schedule of Capitalized and Debt Portion of AFUDC	Regulated operations plant construction costs, including AFUDC, are recoverable as part of authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted. AFUDC, disaggregated by type, included in the Company’s and Southwest’s Consolidated Statements of Income are presented in the table below:

(Thousands of dollars)	2022	2021	2020
AFUDC:
Debt portion	$3,535	$1,046	$3,202
Equity portion	—	—	4,724
AFUDC capitalized as part of regulated operations plant	$3,535	$1,046	$7,926
AFUDC rate	2.64%	0.96%	5.51%

Schedule of Other Income (Deductions)	The following table provides the composition of significant items included in Other income (deductions) on the Consolidated Statements of Income:

(Thousands of dollars)	2022	2021	2020
Southwest Gas Corporation:
Change in COLI policies	$(5,400)	$8,800	$9,200
Interest income	16,183	5,113	4,015
Equity AFUDC	—	—	4,724
Other components of net periodic benefit cost	(751)	(14,021)	(20,022)
Miscellaneous income and (expense)	(16,916)	(4,451)	(4,507)
Southwest Gas Corporation – total other income (deductions)	(6,884)	(4,559)	(6,590)
Centuri, MountainWest, and Southwest Gas Holdings, Inc.:
Foreign transaction gain (loss)	977	(22)	(16)
Equity AFUDC	465	—	—
Equity in earnings of unconsolidated investments	2,629	226	80
Miscellaneous income and (expense)	(3,113)	863	(271)
Corporate and administrative	(263)	$(7)	$8
Southwest Gas Holdings, Inc. - total other income (deductions)	$(6,189)	$(3,499)	$(6,789)

Schedule of Earnings Per Share, Basic and Diluted	A reconciliation of the denominator used in Basic and Diluted EPS calculations is shown in the following table:

(In thousands)	2022	2021	2020
Weighted average basic shares	65,558	59,145	55,998
Effect of dilutive securities:
Restricted stock units (1)(2)	—	114	78
Weighted average diluted shares	65,558	59,259	56,076
(1) The number of anti-dilutive restricted stock units for 2022 excluded from the calculation of diluted shares is 157,000.
(2) The number of securities granted for 2022, 2021, and 2020 includes 144,000, 104,000, and 69,000 performance shares, respectively, the total of which was derived by assuming that target performance will be achieved during the relevant performance period.